TAXES - Narrative (Details)	6 Months Ended		12 Months Ended
	Jun. 28, 2019	Jun. 29, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Abstract]
Effective tax rate	25.00%	26.00%	25.00%	41.00%